Share-based payments (Details)	12 Months Ended
Mar. 31, 2026 shares $ / shares
Service-Based Conditions, Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of RSUs outstanding, beginning of the year (in shares) | shares	0
Number of RSUs granted (in shares) | shares	3,971,982
Number of RSUs vested (in shares) | shares	(198,909)
Number of RSUs forfeited and cancelled (in shares) | shares	(1,928)
Number of RSUs outstanding, ending of the year (in shares) | shares	3,771,145
Weighted average grant date fair value per share, at the beginning of period (in USD per share) | $ / shares	$ 0
Weighted average grant date fair value per share, granted (in USD per share) | $ / shares	5.39
Weighted average grant date fair value per share, vested (in USD per share) | $ / shares	5.35
Weighted average grant date fair value per share, forfeited and cancelled (in USD per share) | $ / shares	5.00
Weighted average grant date fair value per share, at the ending of period (in USD per share) | $ / shares	$ 5.39
Market Conditions, Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of RSUs outstanding, beginning of the year (in shares) | shares	0
Number of RSUs granted (in shares) | shares	290,522
Number of RSUs vested (in shares) | shares	0
Number of RSUs forfeited and cancelled (in shares) | shares	(1,928)
Number of RSUs outstanding, ending of the year (in shares) | shares	288,594
Weighted average grant date fair value per share, at the beginning of period (in USD per share) | $ / shares	$ 0
Weighted average grant date fair value per share, granted (in USD per share) | $ / shares	3.12
Weighted average grant date fair value per share, vested (in USD per share) | $ / shares	0
Weighted average grant date fair value per share, forfeited and cancelled (in USD per share) | $ / shares	2.85
Weighted average grant date fair value per share, at the ending of period (in USD per share) | $ / shares	$ 3.12